January 16, 2025

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Equity ETF Trust I

File Nos. 333-281924 and 811-24000

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on January 8, 2025 of Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael R. Tom

Michael R. Tom

Secretary